Document and Entity Information	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Atlantica Sustainable Infrastructure plc
Entity File Number	001-36487
Entity Address, Address Line One	GREAT WEST HOUSE, GW1, 17TH FLOOR
Entity Address, Address Line Two	GREAT WEST ROAD
Entity Address, City or Town	BRENTFORD
Entity Address, Country	GB
Entity Address, Postal Zip Code	TW8 9DF
Entity Central Index Key	0001601072